Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

38.	Share-based payments

(a)	Stock options granted as of December 31, 2021 are as follows:

7th grant (*)
Type	Cash payment
Grant date	March 19, 2008
Exercise price in Korean won	~~W~~ 49,053
Number of shares granted	808,700
Options’ expiry dates	May 17, 2021 / September 17, 2021
Changes in number of shares granted:
Balance at January 1, 2021	36,162
Exercised	36,162

Balance at December 31, 2021	—

(b)	Performance shares granted as of December 31, 2021 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions (*1)	Relative stock price linked (20.0%), management index (80.0%)
Exercising period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2021	578,201	1,941,484
Fair value per share in Korean won (*2)	~~W~~ 40,580, ~~W~~ 44,222, ~~W~~ 33,122 and ~~W~~ 37,387 for the expiration of exercising period from 2018 to 2021	~~W~~ 36,800

(*1)	Starting with the shares provided from 2020, Shinhan Financial Group and Shinhan Bank apply relative stock price linked (20.0%), management index (60.0%), and prudential index (20.0%).
(*2)
Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two month, the previous one month, and the past one week) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock to be paid in the future is assessed as the closing price of the settlement.

(c)	Share-based compensation costs for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
5th	~~W~~	—	9	9
6th		(3)	(15)	(18)
7th		(5)	(6)	(11)
Performance share		4,678	32,646	37,324

	~~W~~	4,670	32,634	37,304

	2020
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
6th	~~W~~	(1)	(4)	(5)
7th		(18)	(26)	(44)
Performance shares		(257)	(3,902)	(4,159)

	~~W~~	(276)	(3,932)	(4,208)

	2021
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
7th	~~W~~	(1)	(1)	(2)
Performance shares		4,286	32,899	37,185

	~~W~~	4,285	32,898	37,183

(d)	Accrued expenses and the intrinsic value as of December 31, 2020 and 2021 are as follows:

	2020
	Accrued expense (*)
	The controlling company		The subsidiaries	Total
Stock options granted:
7th	~~W~~	1	1	2
Performance shares		7,201	60,241	67,442

	~~W~~	7,202	60,242	67,444

(*)
The intrinsic value of share-based payments is
~~W~~
67,442 million as of December 31, 2020. For the calculation, the quoted market price of
~~W~~
32,050 per share is used for stock options and the fair value is considered as intrinsic value for performance shares, respectively.

	2021
	Accrued expense (*)
	The controlling company		The subsidiaries	Total
Stock options granted:
Performance shares	~~W~~	10,598	82,498	93,096

(*)	As of December 31, 2021, all stock options have expired, and the fair value is considered as intrinsic value for performance shares, respectively.